Concentration of Credit Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Operating revenue	$ 566,679	$ 550,737	$ 473,792
Revenue Benchmark | Customer Concentration Risk | One Charterer
Concentration Risk [Line Items]
Concentration risk percentage	12.40%	10.10%
Operating revenue	$ 63,300	$ 49,700
Revenue Benchmark | Customer Concentration Risk | Top Three Charterers
Concentration Risk [Line Items]
Concentration risk percentage	29.90%	25.00%	26.50%
Operating revenue	$ 153,000	$ 122,600	$ 108,400
Revenue Benchmark | Customer Concentration Risk | Minimum | Top Charterer One
Concentration Risk [Line Items]
Concentration risk percentage	7.80%	7.00%	8.00%
Revenue Benchmark | Customer Concentration Risk | Minimum | Top Charterer Two
Concentration Risk [Line Items]
Concentration risk percentage	7.80%	7.00%	8.00%
Revenue Benchmark | Customer Concentration Risk | Minimum | Top Charterer Three
Concentration Risk [Line Items]
Concentration risk percentage	7.80%	7.00%	8.00%
Revenue Benchmark | Customer Concentration Risk | Maximum | Top Charterer One
Concentration Risk [Line Items]
Concentration risk percentage	12.10%	10.00%	10.00%
Revenue Benchmark | Customer Concentration Risk | Maximum | Top Charterer Two
Concentration Risk [Line Items]
Concentration risk percentage	12.10%	10.00%	10.00%
Revenue Benchmark | Customer Concentration Risk | Maximum | Top Charterer Three
Concentration Risk [Line Items]
Concentration risk percentage	12.10%	10.00%	10.00%
Revenue Benchmark | Geographic Concentration Risk | United States
Concentration Risk [Line Items]
Concentration risk percentage	51.00%	55.30%	36.00%
Operating revenue	$ 261,000	$ 272,800	$ 145,900
Revenue Benchmark | Geographic Concentration Risk | Canada
Concentration Risk [Line Items]
Concentration risk percentage	8.30%	9.30%	10.00%
Operating revenue	$ 42,500	$ 45,900	$ 36,500